Operating Segments (Narrative) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($)	Dec. 31, 2016 segment
Segment Reporting [Abstract]
Number of reportable segments | segment		6
Subsequent Event | Financial Services
Segment Reporting Information [Line Items]
Loans transferred	$ 218
Deposits transferred	$ 2,000